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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number          811-05686
                                   ---------------------------------------------

                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    10/31/08
                          -------------------

      The Registrant is filing this Amendment to its Quarterly Schedule of Portfolio Holdings on Form N-Q filed with the Securities and Exchange Commission on December 30, 2008 to amend the Schedule of Investments with respect to AIM High Yield Fund's quarterly report. The purpose of this Amendment is to reflect a change in net assets that also resulted in a change in percentages listed. Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein in any way.

Item 1.  Schedule of Investments.

AIM HIGH YIELD FUND
Quarterly Schedule of Portfolio Holdings
October 31, 2008

                           (INVESCO AIM(SM) LOGO)
        invescoaim.com   HYI-QTR-1 10/08   Invesco Aim Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(a)
October 31, 2008
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
BONDS & NOTES-97.14%
AEROSPACE & DEFENSE-1.45%
DRS Technologies, Inc.,
   Sr. Unsec. Gtd. Notes,
   6.63%, 02/01/16                                  $ 2,815,000   $  2,791,495
   7.63%, 02/01/18                                    2,955,000      2,938,747
Esterline Technologies Corp.,
   Sr. Unsec. Gtd. Sub. Global
   Notes, 6.63%, 03/01/17                             1,965,000      1,680,075
                                                                  ------------
                                                                     7,410,317
                                                                  ------------
AIRLINES-1.91%
Continental Airlines Inc.,
   Sr. Unsec. Unsub. Notes,
   8.75%, 12/01/11(b)                                 2,810,000      1,896,750
   Series 2000-1, Class C-1,
   Sec. Sub. Pass Through Ctfs.,
   8.50%, 05/01/11                                    1,550,791      1,372,450
Delta Air Lines Inc.,
   Series 2002-1, Class C,
   Pass Through Ctfs.,
   7.78%, 01/02/12                                    4,874,857      4,216,752
   Series 2007-1, Class C,
   Global Pass Through Ctfs.,
   8.95%, 08/10/14                                    1,810,288      1,077,121
United Air Lines, Inc.-Series
   2007-1, Class B, Sr. Sec.
   Gtd. Global Pass Through
   Ctfs., 7.34%, 07/02/19(c)                          2,053,679      1,201,402
                                                                  ------------
                                                                     9,764,475
                                                                  ------------
ALTERNATIVE CARRIERS-1.26%
Intelsat Subsidiary Holding Co.
   Ltd. (Bermuda), Sr. Unsec.
   Notes, 8.50%, 01/15/13(c)                          4,600,000      4,002,000
Level 3 Financing Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 9.25%, 11/01/14                             4,175,000      2,421,500
                                                                  ------------
                                                                     6,423,500
                                                                  ------------
ALUMINUM-1.51%
Century Aluminum Co., Sr. Unsec.
   Gtd. Global Notes, 7.50%, 08/15/14                 3,575,000      2,305,875
Novelis Inc. (Canada), Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/15                                    7,800,000      5,421,000
                                                                  ------------
                                                                     7,726,875
                                                                  ------------
APPAREL RETAIL-1.12%
Collective Brands, Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.25%, 08/01/13(b)                          7,460,000      5,744,200

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.10%
American Achievement Corp., Sr.
   Unsec. Gtd. Sub. Notes,
   8.25%, 04/01/12(c)                               $ 2,795,000   $  2,753,075
Hanesbrands, Inc.-Series B, Sr.
   Unsec. Gtd. Floating Rate
   Global Notes, 6.51%, 12/15/14(d)                   4,720,000      3,233,200
Levi Strauss & Co., Sr. Unsec.
   Unsub. Global Notes, 8.88%,
   04/01/16                                          10,000,000      6,950,000
Perry Ellis International,
   Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.88%, 09/15/13                                    3,705,000      2,908,425
                                                                  ------------
                                                                    15,844,700
                                                                  ------------
AUTO PARTS & EQUIPMENT-0.65%
Lear Corp.-Series B, Sr. Unsec.
   Gtd. Global Notes, 8.50%,
   12/01/13                                           3,860,000      1,466,800
Tenneco Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.63%,
   11/15/14                                           2,815,000      1,351,200
Visteon Corp., Sr. Unsec. Unsub.
   Notes, 7.00%, 03/10/14                             2,775,000        527,250
                                                                  ------------
                                                                     3,345,250
                                                                  ------------
AUTOMOBILE MANUFACTURERS-1.39%
Ford Motor Co., Sr. Unsec.
   Unsub. Global Notes, 7.45%,
   07/16/31                                           5,195,000      1,766,300
General Motors Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.20%, 01/15/11(b)                                 6,310,000      2,744,850
   Sr. Unsec. Unsub. Notes,
   8.38%, 07/15/33(b)                                 7,725,000      2,587,875
                                                                  ------------
                                                                     7,099,025
                                                                  ------------
BROADCASTING-3.19%
Charter Communications Holdings
   II LLC/ Charter
   Communications Holdings II
   Capital Corp., Sr. Unsec.
   Notes, 10.25%, 09/15/10(b)                         4,445,000      3,105,944
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Notes, 7.63%, 04/01/11                        660,000        608,025
Hughes Network Systems
   LLC/HNS Finance Corp., Sr. Unsec.
   Gtd. Global Notes, 9.50%,
   04/15/14                                           3,720,000      3,199,200
Rainbow National Services LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.75%, 09/01/12(c)                                 8,190,000      7,350,525
Virgin Media Finance PLC (United
   Kingdom), Sr. Unsec. Gtd.
   Global Notes, 8.75%, 04/15/14                      2,902,000      2,031,400
                                                                  ------------
                                                                    16,295,094
                                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
BUILDING PRODUCTS-1.47%
AMH Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 11.25%,
   03/01/14(b)(e)                                   $ 9,035,000   $  4,833,725
Building Materials Corp. of
   America, Sec. Gtd. Second
   Lien Global Notes, 7.75%,
   08/01/14(b)                                        1,585,000      1,085,725
Ply Gem Industries Inc., Sr.
   Sec. Gtd. First & Second Lien
   Global Notes, 11.75%, 06/15/13                     2,440,000      1,622,600
                                                                  ------------
                                                                     7,542,050
                                                                  ------------
CASINOS & GAMING-3.96%
Great Canadian Gaming Corp.
   (Canada), Sr. Unsec. Gtd.
   Sub. Notes, 7.25%, 02/15/15(c)                       870,000        656,850
Mandalay Resort Group, Sr.
   Unsec. Gtd. Global Notes,
   6.50%, 07/31/09                                    1,495,000      1,375,400
MGM Mirage,
   Sr. Sec. Gtd. Notes,
   13.00%, 11/15/13(c)                                5,200,000      4,758,000
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15                                    4,630,000      2,749,062
   Sr. Unsec. Gtd. Unsub. Notes,
   6.00%, 10/01/09                                    1,115,000        986,775
   7.50%, 06/01/16(b)                                 1,800,000      1,073,250
Pinnacle Entertainment, Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   8.75%, 10/01/13                                    5,860,000      4,482,900
Seneca Gaming Corp., Sr. Unsec.
   Unsub. Global Notes, 7.25%,
   05/01/12                                           1,315,000        887,625
Snoqualmie Entertainment
   Authority, Sr. Sec. Notes,
   9.13%, 02/01/15(c)                                 4,325,000      2,616,625
Wynn Las Vegas Capital
   LLC/Corp., Sr. Sec. Gtd.
   Global First Mortgage Notes,
   6.63%, 12/01/14                                      940,000        692,263
                                                                  ------------
                                                                    20,278,750
                                                                  ------------
COAL & CONSUMABLE FUELS-0.76%
Massey Energy Co., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   6.88%, 12/15/13                                    3,690,000      2,988,900
Peabody Energy Corp., Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   11/01/16                                           1,035,000        874,575
                                                                  ------------
                                                                     3,863,475
                                                                  ------------
COMMERCIAL PRINTING-0.06%
Quebecor World Inc. (Canada),
   Sr. Notes, 9.75%,
   01/15/15(b)(c)(f)                                  1,395,000        289,463
                                                                  ------------
COMMODITY CHEMICALS-0.73%
Koppers Holdings Inc., Sr.
   Unsec. Sub. Disc. Global
   Notes, 9.88%, 11/15/14(e)                          4,595,000      3,744,925
                                                                  ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
CONSTRUCTION & ENGINEERING-1.31%
Great Lakes Dredge & Dock Corp.,
   Sr. Unsec. Gtd. Sub. Global
   Notes, 7.75%, 12/15/13                           $ 3,705,000   $  2,713,912
MasTec, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.63%, 02/01/17                      4,940,000      3,976,700
                                                                  ------------
                                                                     6,690,612
                                                                  ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.40%
Esco Corp., Sr. Unsec. Gtd.
   Notes, 8.63%, 12/15/13(c)                            945,000        803,250
Terex Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.38%,
   01/15/14                                           3,800,000      2,983,000
Titan International, Inc., Sr.
   Unsec. Gtd. Global Notes,
   8.00%, 01/15/12                                    4,085,000      3,390,550
                                                                  ------------
                                                                     7,176,800
                                                                  ------------
CONSTRUCTION MATERIALS-1.40%
Texas Industries, Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.25%, 07/15/13                                      930,000        730,050
   Sr. Unsec. Gtd. Unsub. Notes,
   7.25%, 07/15/13(c)                                 1,895,000      1,487,575
U.S. Concrete, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.38%, 04/01/14                                    8,135,000      4,962,350
                                                                  ------------
                                                                     7,179,975
                                                                  ------------
CONSUMER FINANCE-3.63%
Ford Motor Credit Co. LLC,
   Sr. Unsec. Unsub. Global Notes,
   5.80%, 01/12/09                                    4,275,000      4,002,469
   7.00%, 10/01/13(b)                                 2,645,000      1,494,425
   Sr. Unsec. Unsub. Notes,
   8.63%, 11/01/10(b)                                 4,455,000      2,962,575
   9.88%, 08/10/11                                    1,865,000      1,202,925
General Motors Acceptance Corp. LLC,
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 11/01/31(b)                                11,535,000      5,507,962
   Sr. Unsec. Unsub. Notes,
   6.75%, 12/01/14(b)                                 6,770,000      3,418,850
                                                                  ------------
                                                                    18,589,206
                                                                  ------------
DATA PROCESSING & OUTSOURCED SERVICES-0.24%
Lender Processing Services Inc.,
   Sr. Unsec. Gtd. Unsub. Global
   Notes, 8.13%, 07/01/16                             1,400,000      1,204,000
                                                                  ------------
DISTILLERS & VINTNERS-0.68%
Constellation Brands Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 05/15/17                                    4,170,000      3,461,100
                                                                  ------------
DIVERSIFIED CHEMICALS-0.58%
Innophos Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.88%,
   08/15/14                                           3,335,000      2,951,475
                                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
DIVERSIFIED METALS & MINING-0.94%
FMG Finance Pty. Ltd.
   (Australia), Sr. Sec. Notes,
   10.63%, 09/01/16(c)                              $ 2,570,000   $  1,799,000
Freeport-McMoRan Copper & Gold
   Inc., Sr. Unsec. Notes,
   8.25%, 04/01/15(b)                                 3,760,000      3,004,052
                                                                  ------------
                                                                     4,803,052
                                                                  ------------
DIVERSIFIED SUPPORT SERVICES-1.89%
Education Management LLC/
   Education Management Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 8.75%, 06/01/14                             1,435,000      1,054,725
GEO Group, Inc. (The), Sr.
   Unsec. Global Notes, 8.25%,
   07/15/13                                           1,325,000      1,159,375
Iron Mountain Inc., Sr. Unsec.
   Gtd. Sub. Notes, 8.00%,
   06/15/20                                           2,085,000      1,641,937
Mobile Mini, Inc., Sr. Unsec.
   Gtd. Global Notes, 9.75%,
   08/01/14                                             935,000        710,600
Travelport LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16(b)                                2,730,000      1,187,550
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.88%, 09/01/14                                    6,970,000      3,903,200
                                                                  ------------
                                                                     9,657,387
                                                                  ------------
DRUG RETAIL-0.42%
General Nutrition Centers Inc.,
   Sr. Unsec. Gtd. PIK Floating Rate
   Global Notes, 7.58%,
   03/15/14(d)                                        3,335,000      2,151,075
                                                                  ------------
ELECTRIC UTILITIES-2.31%
Edison Mission Energy,
   Sr. Unsec. Global Notes,
   7.00%, 05/15/17                                    1,395,000      1,122,975
   Sr. Unsec. Notes,
   7.75%, 06/15/16                                    2,825,000      2,344,750
Elwood Energy LLC, Sr. Sec.
   Global Notes, 8.16%, 07/05/26                      2,105,573      1,505,485
LSP Energy L.P./LSP Batesville
   Funding Corp.-Series C, Sr.
   Sec. Mortgage Bonds, 7.16%,
   01/15/14                                           2,360,573      2,242,645
Tenaska Alabama Partners L.P.,
   Sr. Sec. Mortgage Notes,
   7.00%, 06/30/21(c)                                 5,629,253      4,615,988
                                                                  ------------
                                                                    11,831,843
                                                                  ------------
GAS UTILITIES-0.40%
Ferrellgas Escrow LLC/Ferrellgas
   Finance Escrow Corp., Sr.
   Unsec. Global Notes, 6.75%,
   05/01/14                                           2,890,000      2,066,350
                                                                  ------------
GENERAL MERCHANDISE STORES-0.94%
Dollar General Corp., Sr. Unsec.
   Gtd. Sub. PIK Global Notes,
   11.88%, 07/15/17                                   1,730,000      1,418,600
                                                                  ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
GENERAL MERCHANDISE STORES-(CONTINUED)
Pantry, Inc. (The), Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.75%, 02/15/14                                  $ 1,880,000   $  1,410,000
Susser Holdings LLC & Susser
   Finance Corp., Sr. Unsec.
   Gtd. Global Notes, 10.63%,
   12/15/13                                           2,296,000      1,963,080
                                                                  ------------
                                                                     4,791,680
                                                                  ------------
HEALTH CARE EQUIPMENT-0.41%
   DJO Finance LLC/DJO Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.88%, 11/15/14                            2,600,000      2,093,000
                                                                  ------------
HEALTH CARE FACILITIES-4.66%
Community Health Systems Inc.,
   Sr. Unsec. Gtd. Unsub. Global
   Notes, 8.88%, 07/15/15(b)                          4,345,000      3,682,387
HCA, Inc.,
   Sr. Sec. Gtd. Global Notes,
   9.13%, 11/15/14                                    1,355,000      1,178,850
   9.25%, 11/15/16                                    7,400,000      6,327,000
   Sr. Sec. Gtd. PIK Global Notes,
   9.63%, 11/15/16                                    3,000,000      2,430,000
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15                                      935,000        570,350
Healthsouth Corp.,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   9.13%, 06/15/14(d)                                 1,400,000      1,190,000
   Sr. Unsec. Gtd. Global Notes,
   10.75%, 06/15/16(b)                                5,885,000      5,325,925
Tenet Healthcare Corp., Sr. Unsec.
   Unsub. Notes, 6.38%, 12/01/11                      3,650,000      3,139,000
                                                                  ------------
                                                                    23,843,512
                                                                  ------------
HEALTH CARE SERVICES-2.98%
FMC Finance III SA, Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   07/15/17                                           3,475,000      2,761,553
Multiplan Inc., Sr. Unsec. Sub.
   Notes, 10.38%, 04/15/16(c)                         1,716,000      1,583,010
Omnicare Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   6.75%, 12/15/13                                    1,380,000      1,159,200
   6.88%, 12/15/15                                    1,875,000      1,481,250
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15                        930,000        711,450
Universal Hospital Services
   Inc., Sr. Sec. PIK Global
   Notes, 8.50%, 06/01/15                             2,810,000      2,233,950
US Oncology Inc., Sr. Unsec.
   Gtd. Global Notes, 9.00%,
   08/15/12                                           3,325,000      2,743,125
Viant Holdings Inc., Sr. Unsec.
   Gtd. Sub. Notes, 10.13%,
   07/15/17 (Acquired
   6/25/07-9/12/08; Cost
   $3,045,548)(c)                                     3,341,000      2,589,275
                                                                  ------------
                                                                    15,262,813
                                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
HOMEBUILDING-0.20%
K. Hovnanian Enterprises Inc.,
   Sr. Sec. Gtd. Notes, 11.50%,
   05/01/13(c)                                      $   385,000   $    311,850
TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(b)(f)                                935,000        170,638
   9.00%, 07/01/10(f)                                 2,875,000        524,687
                                                                  ------------
                                                                     1,007,175
                                                                  ------------
HOTELS, RESORTS & CRUISE LINES-0.94%
NCL Corp. Ltd., Sr. Unsec.
   Unsub. Global Notes, 10.63%,
   07/15/14                                           3,450,000      3,381,000
Royal Caribbean Cruises Ltd.
   (Trinidad), Sr. Unsec. Unsub.
   Yankee Notes, 7.25%,
   03/15/18(b)                                        2,230,000      1,416,050
                                                                  ------------
                                                                     4,797,050
                                                                  ------------
HOUSEWARES & SPECIALTIES-0.80%
Jarden Corp., Sr. Unsec. Gtd.
   Sub. Notes, 7.50%, 05/01/17                        1,875,000      1,406,250
Yankee Acquisition Corp.-Series
   B, Sr. Gtd. Global Notes,
   8.50%, 02/15/15(b)                                 4,645,000      2,665,069
                                                                  ------------
                                                                     4,071,319
                                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-4.26%
AES Corp. (The), Sr. Unsec.
   Notes, 8.00%, 06/01/20(b)(c)                       3,635,000      2,698,987
AES Red Oak LLC-Series A, Sr.
   Sec. Bonds, 8.54%, 11/30/19                        4,438,379      3,883,581
Energy Future Holdings Corp.,
   Sr. Unsec. Gtd. Notes,
   10.88%, 11/01/17(b)(c)                             6,245,000      4,902,325
   -Series P,
   Sr. Unsec. Unsub. Global Notes,
   5.55%, 11/15/14                                       51,000         27,795
Intergen N.V. (Netherlands), Sr.
   Sec. Gtd. Bonds, 9.00%,
   06/30/17(c)                                        2,585,000      2,055,075
Mirant Americas Generation LLC,
   Sr. Unsec. Notes, 8.50%,
   10/01/21                                           3,220,000      2,302,300
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.38%, 02/01/16                                    1,451,000      1,262,370
   7.38%, 01/15/17                                    1,645,000      1,427,038
Orion Power Holdings, Inc., Sr.
   Unsec. Global Notes,, 12.00%,
   05/01/10                                           1,405,000      1,359,338
Texas Competitive Electric
   Holdings Co. LLC, Sr. Unsec.
   Gtd. Notes, 10.25%,
   11/01/15(c)                                        2,430,000      1,889,325
                                                                  ------------
                                                                    21,808,134
                                                                  ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
INDUSTRIAL CONGLOMERATES-0.95%
Aleris International Inc., Sr.
   Unsec. Gtd. PIK Global Notes,
   9.00%, 12/15/14                                  $ 3,060,000   $  1,040,400
Indalex Holding Corp.-Series B,
   Sr. Sec. Gtd. Global Notes,
   11.50%, 02/01/14                                   3,260,000      1,108,400
RBS Global Inc./Rexnord LLC, Sr.
   Unsec. Unsub. Gtd. Global
   Notes, 9.50%, 08/01/14                             3,895,000      2,716,763
                                                                  ------------
                                                                     4,865,563
                                                                  ------------
INDUSTRIAL MACHINERY-1.00%
Columbus McKinnon Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.88%, 11/01/13                             2,130,000      1,799,850
Stewart & Stevenson LLC, Sr.
   Unsec. Gtd. Global Notes,
   10.00%, 07/15/14                                   4,285,000      3,320,875
                                                                  ------------
                                                                     5,120,725
                                                                  ------------
INTEGRATED TELECOMMUNICATION SERVICES-3.12%
Frontier Communications Corp.,
   Sr. Unsec. Global Notes,
   7.88%, 01/15/27                                    4,640,000      2,273,600
   Sr. Unsec. Unsub. Global Notes,
   9.00%, 08/15/31                                    4,565,000      2,487,925
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.75%,
   05/01/13(b)                                        3,675,000        271,031
Qwest Communications
   International Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/11                                    9,067,000      7,412,273
Windstream Corp.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.13%, 08/01/13                                    1,860,000      1,534,500
   8.63%, 08/01/16                                    2,455,000      1,976,275
                                                                  ------------
                                                                    15,955,604
                                                                  ------------
INVESTMENT BANKING & BROKERAGE-0.62%
E*Trade Financial Corp.,
   Sr. Unsec. Global Notes,
   8.00%, 06/15/11(b)                                 2,790,000      2,106,450
   Sr. Unsec. Notes,
   7.88%, 12/01/15(b)                                 1,630,000      1,059,500
                                                                  ------------
                                                                     3,165,950
                                                                  ------------
MOVIES & ENTERTAINMENT-0.63%
AMC Entertainment Inc., Sr.
   Unsec. Sub. Global Notes,
   8.00%, 03/01/14                                    2,800,000      2,054,500
Marquee Holdings Inc., Sr.
   Unsec. Disc. Global Notes,
   12.00%, 08/15/14(e)                                1,875,000      1,143,750
                                                                  ------------
                                                                     3,198,250
                                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
MULTI-SECTOR HOLDINGS-0.49%
Stena A.B. (Sweden), Sr. Unsec.
   Global Notes, 7.50%, 11/01/13                    $ 2,790,000   $  2,528,438
                                                                  ------------
OFFICE SERVICES & SUPPLIES-0.12%
ACCO Brands Corp., Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.63%, 08/15/15(b)                                 1,095,000        607,725
                                                                  ------------
OIL & GAS EQUIPMENT & SERVICES-1.23%
Allis-Chalmers Energy Inc., Sr.
   Unsec. Gtd. Global Notes,
   9.00%, 01/15/14                                    1,935,000      1,284,356
Bristow Group, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.50%,
   09/15/17                                           1,385,000      1,059,525
Calfrac Holdings L.P., Sr.
   Unsec. Notes, 7.75%,
   02/15/15(c)                                        3,850,000      2,637,250
Compagnie Generale de
   Geophysique-Veritas (France),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 05/15/17                                    1,885,000      1,291,225
                                                                  ------------
                                                                     6,272,356
                                                                  ------------
OIL & GAS EXPLORATION & PRODUCTION-5.43%
Chaparral Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15(b)                                 2,244,000      1,189,320
   8.88%, 02/01/17                                    4,845,000      2,519,400
Chesapeake Energy Corp., Sr.
   Unsec. Gtd. Global Notes,
   6.38%, 06/15/15                                    3,645,000      2,852,212
Cimarex Energy Co., Sr. Unsec.
   Gtd. Notes, 7.13%, 05/01/17                        3,260,000      2,624,300
Delta Petroleum Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.00%, 04/01/15                             6,365,000      3,055,200
Encore Acquisition Co., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 6.00%, 07/15/15                             4,160,000      2,714,400
Forest Oil Corp.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/19                                    1,550,000      1,061,750
   Sr. Unsec. Gtd. Notes,
   7.25%, 06/15/19(c)                                 1,600,000      1,096,000
Gaz Capital S.A. (Luxembourg),
   Sr. Sec. Gtd. Notes, 8.15%,
   04/11/18(c)                                        2,237,000      1,532,345
Newfield Exploration Co., Sr.
   Unsec. Sub. Global Notes,
   7.13%, 05/15/18                                    2,240,000      1,596,000
Plains Exploration & Production Co.,
   Sr. Unsec. Gtd. Notes,
   7.75%, 06/15/15                                    1,875,000      1,401,563
   7.63%, 06/01/18                                    2,565,000      1,692,900
Range Resources Corp., Sr.
   Unsec. Gtd. Sub. Notes,
   7.50%, 05/15/16                                    1,998,000      1,638,360

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
SandRidge Energy, Inc., Sr.
   Unsec. Gtd. Unsub. Notes,
   8.00%, 06/01/18(c)                               $ 2,090,000   $  1,431,650
Swift Energy Co., Sr. Unsec.
   Gtd. Notes, 7.13%, 06/01/17                        1,935,000      1,364,175
                                                                  ------------
                                                                    27,769,575
                                                                  ------------
OIL & GAS REFINING & MARKETING-0.28%
United Refining Co.-Series 2,
   Sr. Unsec. Gtd. Global Notes,
   10.50%, 08/15/12                                   1,970,000      1,418,400
                                                                  ------------
OIL & GAS STORAGE & TRANSPORTATION-1.53%
Copano Energy LLC, Sr. Unsec.
   Gtd. Global Notes, 8.13%,
   03/01/16                                           4,505,000      3,333,700
El Paso Corp., Sr. Unsec. Global
   Notes, 6.88%, 06/15/14                             3,775,000      3,038,875
Inergy L.P./Inergy Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 8.25%, 03/01/16                             1,865,000      1,431,387
                                                                  ------------
                                                                     7,803,962
                                                                  ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.04%
Residential Capital LLC,
   Jr. Sec. Gtd. Sub. Notes,
   9.63%, 05/15/15(c)                                 3,048,000        655,320
   Sr. Unsec. Gtd. Unsub. Global Notes,
   6.13%, 11/21/08                                    5,115,000      4,657,847
                                                                  ------------
                                                                     5,313,167
                                                                  ------------
PACKAGED FOODS & MEATS-0.27%
Dole Food Co. Inc.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/10                                    1,030,000        762,200
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.63%, 05/01/09                                      700,000        631,750
                                                                  ------------
                                                                     1,393,950
                                                                  ------------
PAPER PACKAGING-1.46%
Caraustar Industries, Inc., Sr.
   Unsec. Unsub. Notes, 7.38%,
   06/01/09                                           5,066,000      2,988,940
Graham Packaging Co. Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 9.88%, 10/15/14(b)                          1,832,000      1,172,480
Rock-Tenn Co., Sr. Unsec. Gtd.
   Notes, 9.25%, 03/15/16(c)                          3,735,000      3,305,475
                                                                  ------------
                                                                     7,466,895
                                                                  ------------
PAPER PRODUCTS-3.98%
Abitibi-Consolidated Co. of
   Canada (Canada), Sr. Sec.
   Gtd. Notes, 13.75%,
   04/01/11(c)                                        2,030,000      1,654,450

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
PAPER PRODUCTS-(CONTINUED)
Cellu Tissue Holdings, Inc.,
   Sec. Gtd. Global Notes,
   9.75%, 03/15/10                                  $ 2,975,000   $  2,603,125
Domtar Corp., Sr. Unsec. Gtd.
   Global Notes, 5.38%, 12/01/13                      2,945,000      2,433,306
Exopack Holding Corp., Sr.
   Unsec. Gtd. Global Notes,
   11.25%, 02/01/14                                   3,085,000      2,390,875
Georgia-Pacific LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.00%, 01/15/15(c)                                 1,860,000      1,376,400
   7.13%, 01/15/17(b)(c)                              1,340,000        951,400
Mercer International Inc., Sr.
   Unsec. Global Notes, 9.25%,
   02/15/13                                           8,025,000      5,276,438
Neenah Paper, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   11/15/14                                           3,015,000      1,673,325
Verso Paper Holdings LLC/Verso
   Paper Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global
   Notes, 11.38%, 08/01/16                            4,900,000      2,009,000
                                                                  ------------
                                                                    20,368,319
                                                                  ------------
PERSONAL PRODUCTS-0.75%
NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15                      4,955,000      3,815,350
                                                                  ------------
PHARMACEUTICALS-1.13%
Elan Finance PLC/Elan Finance
   Corp. (Ireland), Sr. Unsec.
   Gtd. Global Notes, 7.75%,
   11/15/11                                           8,580,000      5,802,225
                                                                  ------------
PROPERTY & CASUALTY INSURANCE-0.51%
Crum & Forster Holdings Corp.,
   Sr. Unsec. Unsub. Global
   Notes, 7.75%, 05/01/17                             3,745,000      2,621,500
                                                                  ------------
PUBLISHING-1.52%
Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%,
   11/15/13(e)                                        7,455,000      2,087,400
Dex Media West LLC/Dex Media
   West Finance Co.,-Series B,
   Sr. Unsec. Sub. Global Notes,
   9.88%, 08/15/13                                    2,394,000        909,720
MediMedia USA Inc., Sr. Sub.
   Notes, 11.38%, 11/15/14(c)                           465,000        388,275
Nielsen Finance LLC/Nielsen
   Finance Co., Sr. Unsec. Gtd.
   Sub. Disc. Global Notes,
   12.50%, 08/01/16(e)                                8,135,000      3,315,012
Reader's Digest Association Inc.
   (The), Sr. Unsec. Gtd. Sub.
   Global Notes, 9.00%, 02/15/17                      3,080,000      1,058,750
                                                                  ------------
                                                                     7,759,157
                                                                  ------------
RAILROADS-0.23%
Kansas City Southern Railway,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.00%, 06/01/15(b)                                 1,427,000      1,180,843
                                                                  ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
SEMICONDUCTOR EQUIPMENT-0.74%
Amkor Technology Inc.,
   Sr. Unsec. Global Notes,
   7.13%, 03/15/11                                  $ 2,775,000   $  2,063,906
   Sr. Unsec. Gtd. Notes,
   9.25%, 06/01/16                                    2,845,000      1,721,225
                                                                  ------------
                                                                     3,785,131
                                                                  ------------
SEMICONDUCTORS-4.84%
Avago Technologies Finance Pte./Avago Technologies
   U.S./ Avago Technologies Wireless (Singapore),
   (Singapore) Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13                                   6,715,000      5,674,175
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 12/01/15                                   1,880,000      1,551,000
Freescale Semiconductor Inc.,
   Sr. Unsec. Gtd. Notes,
   8.88%, 12/15/14                                    5,770,000      2,582,075
   Sr. Unsec. Gtd. Sub. Notes,
   10.13%, 12/15/16(b)                                6,720,000      2,688,000
MagnaChip Semiconductor
   S.A./MagnaChip Semiconductor
   Finance Co. (South Korea),
   Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(b)     5,465,000        573,825
NXP BV/NXP Funding LLC
   (Netherlands), Sr. Sec. Gtd.
   Global Notes, 7.88%,
   10/15/14(b)                                        7,895,000      3,986,975
Spansion Inc., Sr. Sec. Floating
   Rate Notes, 5.94%,
   06/01/13(c)(d)                                     6,390,000      1,821,150
Viasystems Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 10.50%,
   01/15/11                                           7,458,000      5,891,820
                                                                  ------------
                                                                    24,769,020
                                                                  ------------
SPECIALTY CHEMICALS-1.90%
Huntsman International LLC, Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.38%, 01/01/15                             2,520,000      2,205,000
JohnsonDiversey Holdings
   Inc.-Series B, Sr. Unsec.
   Sub. Disc. Global Notes,
   10.67%, 05/15/13(e)                                3,604,000      2,964,290
NewMarket Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 7.13%,
   12/15/16                                           2,330,000      1,922,250
Polypore Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.75%,
   05/15/12                                           3,205,000      2,644,125
                                                                  ------------
                                                                     9,735,665
                                                                  ------------
SPECIALTY STORES-0.71%
Michaels Stores, Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 10.00%, 11/01/14                            3,705,000      1,704,300
Sally Holdings LLC/Sally Capital
   Inc., Sr. Unsec. Gtd. Global
   Notes, 9.25%, 11/15/14(b)                          2,400,000      1,920,000
                                                                  ------------
                                                                     3,624,300
                                                                  ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
STEEL-1.14%
Metals USA, Inc., Sr. Sec. Gtd.
   Global Notes, 11.13%, 12/01/15                   $ 2,820,000   $  1,988,100
Steel Capital S.A. (Russia),
   Sec. Loan Participation
   Notes, 9.75%, 07/29/13(c)                          3,200,000      1,360,000
Steel Dynamics Inc., Sr. Unsec.
   Unsub. Notes, 7.75%,
   04/15/16(c)                                        3,755,000      2,478,300
                                                                  ------------
                                                                     5,826,400
                                                                  ------------
THRIFTS & MORTGAGE FINANCE-0.05%
Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Floating
   Rate Medium-Term Notes,
   4.35%, 01/05/09(d)                                   245,000        240,713
                                                                  ------------
TIRES & RUBBER-1.78%
Cooper Tire & Rubber Co.,
   Sr. Unsec. Unsub. Notes,
   8.00%, 12/15/19                                    4,735,000      2,627,925
   7.63%, 03/15/27                                    3,715,000      1,894,650
Goodyear Tire & Rubber Co.
   (The), Sr. Unsec. Gtd. Unsub.
   Global Notes, 9.00%, 07/01/15                      5,573,000      4,569,860
                                                                  ------------
                                                                     9,092,435
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS-1.93%
Ashtead Capital Inc., Sr. Sec.
   Gtd. Notes, 9.00%, 08/15/16(c)                     2,120,000      1,340,900
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                    7,163,000      5,049,915
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.75%, 11/15/13(b)                                   350,000        216,125
Wesco Distribution Inc., Sr.
   Gtd. Sub. Global Notes,
   7.50%, 10/15/17                                    3,865,000      3,285,250
                                                                  ------------
                                                                     9,892,190
                                                                  ------------
TRUCKING-0.80%
Hertz Corp. (The), Sr. Unsec.
   Gtd. Global Notes, 8.88%,
   01/01/14                                           5,580,000      4,087,350
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES-4.01%
Centennial Cellular Operating
   Co./Centennial Communications
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13                            5,310,000      4,725,900
Cricket Communications Inc., Sr.
   Unsec. Gtd. Unsub. Notes,
   10.00%, 07/15/15(c)                                3,800,000      3,192,000
Digicel Group Ltd. (Bermuda),
   Sr. Unsec. Notes, 8.88%,
   01/15/15(b)(c)                                     9,535,000      5,375,356
iPCS Inc., Sr. Sec. Gtd.
   Floating Rate First Lien
   Global Notes, 5.32%,
   05/01/13(d)                                        1,400,000      1,064,000

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
Sprint Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 8.38%,
   03/15/12                                         $ 6,375,000   $  5,133,892
VIP Finance Ireland Ltd.
   (Ireland), Sec. Loan
   Participation Notes, 8.38%,
   04/30/13(c)                                        1,550,000      1,005,552
                                                                  ------------
                                                                    20,496,700
                                                                  ------------
      Total Bonds & Notes
         (Cost $704,855,622)                                       496,787,515
                                                                  ------------

                                                       SHARES
                                                    -----------
COMMON STOCKS & OTHER EQUITY INTERESTS-1.23%
BROADCASTING-0.71%
Adelphia Communications Corp., Sr.
   Notes 10.88%, 10/01/10(g)                             50,250        229,266
Adelphia Recovery Trust -Series ACC-1 (g)             4,846,549        193,862
Adelphia Recovery Trust -Series
   ARAHOVA (g)                                        2,211,702        552,926
Sirius XM Radio Inc. -Wts., expiring
   03/15/10(h)                                            3,470          1,388
Time Warner Cable, Inc. -Class A (i)                    103,642      2,029,310
Virgin Media Inc.                                       103,800        597,888
                                                                  ------------
                                                                     3,604,640
                                                                  ------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired
   8/07/00-1/30/01; Cost
   $10,000)(c)(h)(j)                                     10,780              0
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
XO Holdings Inc. (k)                                        609            103
XO Holdings Inc. -Class A -Wts.,
   expiring 01/16/10(k)                                  23,135            324
XO Holdings Inc. -Class B -Wts.,
   expiring 01/16/10(k)                                  17,351            191
XO Holdings Inc. -Class C -Wts.,
   expiring 01/16/10(k)                                  17,351            173
                                                                  ------------
                                                                           791
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES-0.52%
iPCS, Inc. (i)                                          164,248      2,680,527
                                                                  ------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $10,652,512)                                          6,285,958
                                                                  ------------
PREFERRED STOCK-0.54%
PACKAGED FOODS & MEATS-0.54%
Heinz (H.J.) Finance Co. -Series B,
   8.00% -Pfd.
   (Cost $2,800,000)(c)                                      28      2,773,750

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   ------------
ASSET-BACKED SECURITIES-0.43%
ELECTRIC UTILITIES-0.43%
Reliant Energy Mid-Atlantic
   Power Holdings, LLC-Series B,
   Sr. Unsec. Pass Through
   Ctfs., 9.24%, 07/02/17
   (Cost $2,399,167)                                $ 2,387,245   $  2,208,202
                                                                  ------------
SENIOR SECURED FLOATING RATE INTEREST LOANS-0.21%
AIRLINES-0.21%
Evergreen International
   Aviation, Inc., Sr. Gtd.
   First Lien Term Loan, 9.00%,
   10/31/11 (Cost $1,481,597)                         1,481,597      1,074,158
                                                                  ------------

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS-3.05%
Liquid Assets Portfolio
   -Institutional Class(l)                            7,802,899      7,802,899
Premier Portfolio -Institutional
   Class(l)                                           7,802,899      7,802,899
                                                                  ------------
     Total Money Market Funds
        (Cost $15,605,798)                                          15,605,798
                                                                  ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-102.60%
   (Cost $737,794,696)                                             524,735,381
                                                                  ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-6.63%
Liquid Assets Portfolio
   -Institutional Class
   (Cost $33,887,889)(l)(m)                          33,887,889     33,887,889
                                                                  ------------
TOTAL INVESTMENTS-109.23%
   (Cost $771,682,585)                                             558,623,270
                                                                  ------------
OTHER ASSETS LESS LIABILITIES-(9.23)%                              (47,198,748)
                                                                  ------------
NET ASSETS-100.00%                                                $511,424,522
                                                                  ------------

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
PIK    -- Payment in Kind
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at October 31, 2008.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $82,739,173, which represented 16.18% of the Fund's Net Assets.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at October 31, 2008 was $984,788, which represented 0.19% of the Fund's Net Assets

(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(i)  Non-income producing security.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(k)  Non-income producing security acquired through a corporate action.

(l) The money market fund and the Fund are affiliated by having the same investment advisor.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer

AIM HIGH YIELD FUND
     specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM HIGH YIELD FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (g) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM HIGH YIELD FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1             $ 54,803,592               $     --
Level 2              503,819,678                (50,369)
Level 3                       --                     --
                    $558,623,270               $(50,369)

* Other investments include foreign currencies, futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                       OPEN CREDIT DEFAULT SWAP AGREEMENTS

                                                                                            NOTIONAL     UNREALIZED
                                                   BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
        COUNTERPARTY           REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
---------------------------   -----------------   ----------   -------------   ----------   --------   --------------
Merrill Lynch International   MBIA Inc.              Sell          6.25%        12/20/08     $ 4,690      $(53,112)
UBS AG                        Pulte Homes, Inc.      Sell          4.20%        12/20/08       2,790           957
UBS AG                        Pulte Homes, Inc.      Sell          4.40%        12/20/08       2,820         1,786
                                                                                             -------      --------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                      $10,300      $(50,369)
                                                                                             =======      ========

AIM HIGH YIELD FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $90,375,299 and $127,285,311, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $     651,007
Aggregate unrealized (depreciation) of investment securities           (215,385,916)
                                                                      -------------
Net unrealized appreciation (depreciation) of investment securities   $(214,734,909)
                                                                      =============

Cost of investments for tax purposes is $773,358,179.

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM INVESTMENT SECURITIES FUNDS

By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: March 13, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: March 13, 2009

By:   /s/ Sheri Morris
      -----------------------------------------------------------
      Sheri Morris
      Principal Financial Officer

Date: March 13, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.